Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt	Debt consisted of the following as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	June 30, 2022	December 31, 2021
Unsecured revolving credit facility	$65,000	$—
Unsecured term loans	500,000	500,000
Unsecured senior notes	2,550,000	2,550,000
Fixed rate mortgages	—	—
	$3,115,000	$3,050,000
Deferred financing costs, net	(16,426)	(17,975)
Discount, net	(3,931)	(3,903)
Total	$3,094,643	$3,028,122

Summary of Debt Maturities and Scheduled Principal Debt Repayments	The following table summarizes the debt maturities and scheduled principal repayments of our indebtedness as of June 30, 2022 (in thousands):

Year	Amount
2022	$—
2023	—
2024	200,000
2025	365,000
2026	600,000
Thereafter	1,950,000
Total	$3,115,000

Schedule of Amortization of Deferred Financing Costs	As of June 30, 2022, the future amortization of our deferred financing costs is as follows (in thousands):

Year	Amount
2022	$1,554
2023	3,107
2024	2,725
2025	2,604
2026	1,839
Thereafter	4,597
Total	$16,426